Statements of Consolidated Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income (loss)		$ (67,593)	$ (36,761)	$ (108,443)
Net loss for the period from discontinued operations		0	0	8,392
Net (loss) income for the period from continuing operations		(67,593)	(36,761)	(116,835)
Adjustment to reconcile net income (loss) to cash provided by (used in) operating activities
Amortization and depreciation		20,062	19,846	18,523
Net loss (income) on disposals		1	21	0
Net financial loss (gain)		34,940	(22,793)	19,163
Income tax		(423)	(539)	371
Expenses related to share-based payments		6,110	3,167	5,233
Provisions		334	(1,875)	1,352
Other non-cash items		0	2,010	(1,402)
Realized foreign exchange gain (loss)		339	(308)	8
Operating cash flows before change in working capital		(6,231)	(37,233)	(73,588)
Decrease (increase) in trade receivables and other current assets	[1]	(5,020)	52,596	2,252
Decrease (increase) in subsidies and tax receivables		(4,431)	(6,734)	(6,238)
(Decrease) increase in trade payables and other current liabilities		(3,259)	2,055	(6,305)
(Decrease) increase in deferred revenues and contract liabilities		(28,883)	5,748	59,149
Change in working capital		(41,593)	53,665	48,859
Interest received		8,428	6,558	3,627
Income tax received (paid)		(5)
Net cash flows provided by (used in) operating activities of continuing operations		(39,401)	22,989	(21,103)
Net cash flows provided by (used in) operating activities of discontinued operations		0	0	(3,644)
Net cash flows provided by (used in) operating activities		(39,401)	22,989	(24,746)
Cash flows from investment activities
Acquisition of intangible assets		(1,173)	(1,260)	0
Calyxt's cash and cash equivalents disposed of		0	0	(1,642)
Acquisition of property, plant and equipment		(2,360)	(2,583)	(1,073)
Sales of non-current financial assets		158	0	489
Sale of current financial assets		133,669	63,806	0
Acquisition of non-current financial assets		0	(2)	0
Acquisition of current financial assets		(159,777)	(162,768)	(13,363)
Net cash flows provided by (used in) investing activities of continuing operations		(29,484)	(102,808)	(15,589)
Net cash flows provided by (used in) investing activities of discontinued operations		0	0	79
Cash flows provided by (used in) investment activities		(29,484)	(102,808)	(15,510)
Cash flows from financing activities
Proceeds from issue of share capital and other equity instruments after deduction of transaction costs		44	82,822	67,936
Increase in borrowings		0	23,201	29,671
Decrease in borrowings		(5,379)	(5,001)	(5,107)
Interest paid on financial debt		(612)	(847)	(333)
Payments on lease debts		(10,814)	(11,062)	(11,084)
Net cash flows provided by (used in) financing activities of continuing operations		(16,761)	89,113	81,084
Net cash flows provided by (used in) financing activities of discontinued operations		0	0	1,781
Net cash flows provided by (used in) financing activities		(16,761)	89,113	82,865
(Decrease) increase in cash and cash equivalents		(85,647)	9,295	42,608
Cash and cash equivalents at the beginning of the year		143,251	136,708	93,216
Effect of exchange rate changes on cash		3,928	(2,752)	884
Cash from discontinued operations		0	0	0
Cash from continuing operations		61,533	143,251	136,708
Cash and cash equivalents at the end of the period		$ 61,533	$ 143,251	$ 136,708

[1]	For the year ended December 31, 2024, the $140.0 million cash received from AstraZeneca related to Cellectis' capital increase is recorded as cash-flows from operating activities for $57.0 million related to the SIA derivative and as cash-flows from financing activities for $82.8 million (after deduction of transactions costs amounting to $0.2 million)– see note 2.6.